                                                                               .
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                                                                      Exhibit 99

FORD CREDIT AUTO OWNER TRUST 2009-C
MONTHLY INVESTOR REPORT

Collection Period                                                                                             September 2009
Payment Date                                                                                                      10/15/2009
Transaction Month                                                                                                          3

Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-143316 and at
http://www.fordcredit.com/institutionalinvestments/index.jhtml.

I. ORIGINAL DEAL PARAMETERS

                                                                                                      WEIGHTED AVG REMAINING
                                                      DOLLAR AMOUNT          # OF RECEIVABLES                 TERM AT CUTOFF
Initial Pool Balance                              $1,231,827,946.39                    67,817                    57.4 months
Original Securities:                                  DOLLAR AMOUNT        NOTE INTEREST RATE   FINAL SCHEDULED PAYMENT DATE
 Class A-1 Notes                                    $330,000,000.00                  0.79625%                  July 15, 2010
 Class A-2 Notes                                    $184,000,000.00                    2.000%              December 15, 2011
 Class A-3 Notes                                    $343,000,000.00                    2.720%              November 15, 2013
 Class A-4 Notes                                    $163,000,000.00                    4.430%              November 15, 2014
                                                    ---------------
    Total                                         $1,020,000,000.00

II. AVAILABLE FUNDS

INTEREST:
 Interest Collections                                                                                          $4,444,700.29

PRINCIPAL:
 Principal Collections                                                                                        $24,261,131.28
 Prepayments in Full                                                                                          $16,099,667.66
 Liquidation Proceeds                                                                                            $715,444.12
 Recoveries                                                                                                        $1,388.61
                                                                                                                   ---------
    SUB TOTAL                                                                                                 $41,077,631.67

COLLECTIONS                                                                                                   $45,522,331.96

PURCHASE AMOUNTS:

 Purchase Amounts Related to Principal                                                                           $259,057.92
 Purchase Amounts Related to Interest                                                                              $1,517.89
                                                                                                                   ---------
    SUB TOTAL                                                                                                    $260,575.81

Clean-up Call                                                                                                          $0.00

Reserve Account Draw Amount                                                                                            $0.00
AVAILABLE FUNDS - TOTAL                                                                                       $45,782,907.77

FORD CREDIT AUTO OWNER TRUST 2009-C
MONTHLY INVESTOR REPORT

Collection Period                                                                                            September  2009
Payment Date                                                                                                      10/15/2009
Transaction Month                                                                                                          3

III. DISTRIBUTIONS

                                                                                               CARRYOVER           REMAINING

                                              CALCULATED AMOUNT      AMOUNT PAID   SHORTFALL   SHORTFALL     AVAILABLE FUNDS
Trustee Fees and Expenses                                 $0.00            $0.00       $0.00       $0.00      $45,782,907.77
Servicing Fee                                       $888,542.32      $888,542.32       $0.00       $0.00      $44,894,365.45
Interest - Class A-1 Notes                          $103,263.49      $103,263.49       $0.00       $0.00      $44,791,101.96
Interest - Class A-2 Notes                          $306,666.67      $306,666.67       $0.00       $0.00      $44,484,435.29
Interest - Class A-3 Notes                          $777,466.67      $777,466.67       $0.00       $0.00      $43,706,968.62
Interest - Class A-4 Notes                          $601,741.67      $601,741.67       $0.00       $0.00      $43,105,226.95
Priority Principal Payment                                $0.00            $0.00       $0.00       $0.00      $43,105,226.95
Reserve Account Deposit                                   $0.00            $0.00       $0.00       $0.00      $43,105,226.95
Regular Principal Payment                       $155,624,719.34   $43,105,226.95       $0.00       $0.00               $0.00
Additional Trustee Fees and                               $0.00            $0.00       $0.00       $0.00               $0.00
Residual Released to Depositor                            $0.00            $0.00       $0.00       $0.00               $0.00
                                                                           -----
TOTAL                                                             $45,782,907.77

                                                               PRINCIPAL PAYMENT:
                                                                      Priority Principal Payment                       $0.00
                                                                      Regular Principal Payment               $43,105,226.95
                                                                                                              --------------
                                                                      TOTAL                                   $43,105,226.95

IV. NOTEHOLDER PAYMENTS

                         NOTEHOLDER PRINCIPAL PAYMENTS    NOTEHOLDER INTEREST PAYMENTS            TOTAL PAYMENT
                                ACTUAL   PER $1,000 OF          ACTUAL    PER $1,000 OF           ACTUAL       PER $1,000 OF
                                              ORIGINAL                         ORIGINAL                     ORIGINAL BALANCE
                                               BALANCE                          BALANCE
Class A-1 Notes         $43,105,226.95         $130.62     $103,263.49            $0.31   $43,208,490.44             $130.93
Class A-2 Notes                  $0.00           $0.00     $306,666.67            $1.67      $306,666.67               $1.67
Class A-3 Notes                  $0.00           $0.00     $777,466.67            $2.27      $777,466.67               $2.27
Class A-4 Notes                  $0.00           $0.00     $601,741.67            $3.69      $601,741.67               $3.69
                                 -----                     -----------                       -----------
TOTAL                   $43,105,226.95                   $1,789,138.50                    $44,894,365.45

FORD CREDIT AUTO OWNER TRUST 2009-C
MONTHLY INVESTOR REPORT

Collection Period                                                                                          September 2009
Payment Date                                                                                                   10/15/2009
Transaction Month                                                                                                       3

V. NOTE BALANCE AND POOL INFORMATION

                                                      BEGINNING OF PERIOD                             END OF PERIOD
                                                            BALANCE           NOTE FACTOR              BALANCE           NOTE FACTOR
Class A-1 Notes                                     $155,624,719.34             0.4715901     $112,519,492.39              0.3409682
Class A-2 Notes                                     $184,000,000.00             1.0000000     $184,000,000.00              1.0000000
Class A-3 Notes                                     $343,000,000.00             1.0000000     $343,000,000.00              1.0000000
Class A-4 Notes                                     $163,000,000.00             1.0000000     $163,000,000.00              1.0000000
                                                    ---------------             ---------     ---------------              ---------
TOTAL                                               $845,624,719.34             0.8290438     $802,519,492.39              0.7867838

POOL INFORMATION
 Weighted Average APR                                                              5.008%                                     4.943%
 Weighted Average Remaining Term                                                    55.63                                      55.03
 Number of Receivables Outstanding                                                 60,246                                     58,121
 Pool Balance                                                           $1,066,250,783.61                          $1,024,618,543.23
 Adjusted Pool Balance (Pool Balance - YSOC Amount)                       $922,497,651.82                            $885,483,658.28
 Pool Factor                                                                    0.8655842                                  0.8317871

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve  Balance                                                                                            $12,318,279.46
Targeted Credit Enhancement Amount                                                                                    $15,369,278.15
Yield Supplement Overcollateralization Amount                                                                        $139,134,884.95
Targeted Overcollateralization Amount                                                                                $217,341,681.51
Actual Overcollateralization Amount (EOP Pool Balance - EOP  Note Balance)                                           $222,099,050.84
Fixed Overcollateralization                                                                                           $75,155,797.87

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance                                                                                     $12,318,279.46
Reserve Account Deposits Made                                                                                                   0.00
Reserve Account Draw Amount                                                                                                     0.00
                                                                                                                                ----
Ending Reserve Account Balance                                                                                        $12,318,279.46
Change in Reserve Account Balance                                                                                              $0.00

Specified Reserve  Balance                                                                                            $12,318,279.46

FORD CREDIT AUTO OWNER TRUST 2009-C
MONTHLY INVESTOR REPORT

Collection Period                                                                                          September 2009
Payment Date                                                                                                   10/15/2009
Transaction Month                                                                                                       3

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

                                                                                     # OF RECEIVABLES              AMOUNT
Realized Loss                                                                                     254         $296,939.40
(Recoveries)                                                                                        3           $1,388.61
                                                                                                                ---------
NET LOSSES FOR CURRENT COLLECTION PERIOD                                                                      $295,550.79
Cumulative Net Losses Last Collection Period                                                                  $242,682.04
                                                                                                              -----------
CUMULATIVE NET LOSSES FOR ALL COLLECTION PERIODS                                                              $538,232.83

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized) 0.33%

                                                                    % OF EOP POOL    # OF RECEIVABLES              AMOUNT
31-60 Days Delinquent                                                       1.18%                 604      $12,080,115.08
61-90 Days Delinquent                                                       0.10%                  45       $1,053,791.42
91-120 Days Delinquent                                                      0.04%                  18         $424,386.59
Over 120 Days Delinquent                                                    0.01%                   4         $113,077.46
                                                                            -----                   -         -----------
TOTAL DELINQUENT RECEIVABLES                                                1.33%                 671      $13,671,370.55

REPOSSESION INVENTORY:

Repossesed in the Current Collection Period                                                        50         $912,729.37
Total Repossesed Inventory                                                                         61       $1,301,073.46

RATIO OF NET LOSSES TO THE AVERAGE POOL BALANCE FOR THE COLLECTION PERIOD*:
Second Preceding Collection Period (July)                                                                         0.0626%
Preceding Collection Period (August)                                                                              0.1992%
Current Collection Period (September)                                                                             0.3392%
Three Month Average                                                                                               0.2003%

NUMBER OF 61+ DELINQUENT RECEIVABLES TO EOP NUMBER OF OUTSTANDING RECEIVABLES*:
Second Preceding Collection Period (July)                                                                         0.0367%
Preceding Collection Period (August)                                                                              0.0930%
Current Collection Period (September)                                                                             0.1153%
Three Month Average                                                                                               0.0816%

* First three months will report month over month losses/delinquencies rather than Collection Period over Collection Period.